Retirement Benefits (Details 9) $ in Millions	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost (credit)	$ (3.2)
Amortization of net actuarial loss	85.3
Amortization of accumulated other comprehensive loss	82.1
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost (credit)	0.6
Amortization of net actuarial loss	74.5
Amortization of accumulated other comprehensive loss	75.1
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost (credit)	(3.8)
Amortization of net actuarial loss	10.8
Amortization of accumulated other comprehensive loss	$ 7.0